Cover Document	Jul. 20, 2020
Cover [Abstract]
Entity Central Index Key	0001032975
Document Type	8-K
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Document Period End Date	Jul. 20, 2020
City Area Code	510
Entity Incorporation, State or Country Code	V8
Local Phone Number	795-8500
Pre-commencement Tender Offer	false
Title of 12(b) Security	Registered Shares
Trading Symbol	LOGI
Entity Registrant Name	LOGITECH INTERNATIONAL S.A.
Entity Address, Address Line Two	c/o Logitech Inc.
Entity Address, Address Line Three	7700 Gateway Boulevard
Entity Address, Address Line One	Apples
Entity Address, Country	CH
Security Exchange Name	NASDAQ
Entity Address, Postal Zip Code	94560
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	0-29174
Written Communications	false
Soliciting Material	false
Amendment Flag	false